Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Dividend income		$ 336.3	$ 329.5	$ 287.3
Total revenues		3,219.6	3,260.3	2,966.1
Expenses
General, administrative and corporate expenses	[1]	(671.4)	(533.1)	(503.6)
Income from operations before income taxes		444.1	464.1	402.6
Income tax (expense)/benefit		(103.9)	22.0	132.1
Net income/(loss)		340.2	486.1	534.7
Other Comprehensive Income:
Other comprehensive income, net of tax		191.8	10.2	106.0
Total comprehensive income attributable to Aspen Insurance Holdings Limited		532.0	496.3	640.7
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings of subsidiaries and other investments, equity method		(47.9)	108.9	304.7
Dividend income		421.2	511.4	364.4
Realized Investment Gains (Losses)		1.9	0.5	1.1
Other income		10.6	4.3	3.2
Total revenues		385.8	625.1	673.4
Expenses
General, administrative and corporate expenses		(46.0)	(109.5)	(121.3)
Interest expense		(18.6)	(21.1)	(15.6)
Other Expenses		(3.0)	(3.9)	(1.8)
Income from operations before income taxes		318.2	490.6	534.7
Income tax (expense)/benefit		22.0	(4.5)	0.0
Net income/(loss)		340.2	486.1	534.7
Other Comprehensive Income:
Change in unrealized gains on investments		136.9	29.4	105.6
Net change from current period hedged transactions		5.1	(5.1)	(14.0)
Change in foreign currency translation adjustment		49.8	(14.1)	14.4
Other comprehensive income, net of tax		191.8	10.2	106.0
Total comprehensive income attributable to Aspen Insurance Holdings Limited		$ 532.0	$ 496.3	$ 640.7

[1]	General, administrative and corporate expenses includes related party management consulting fees of $1.8 million (2024 — $5.0 million; 2023 — $5.0 million).